Share-Based Payments (Details) - Schedule of restricted shares - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Restricted Shares Abstract
Balance at 1 January	396,857	134,500
Restricted shares granted	428,377	312,190
Restricted shares vested	(146,386)	(44,833)
Restricted shares forfeited	(3,000)	(5,000)
Balance at end of the period / year	675,848	396,857